January 3, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Liberty Funds Trust II (the "Trust")
         Registration File Nos.:  2-66976 and 811-3009

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated January 1, 2003 for Liberty Newport Japan Opportunities Fund and Liberty Newport Greater China Fund do not differ from that contained in Post-Effective Amendment No. 61 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 20, 2002.

Sincerely,

LIBERTY FUNDS TRUST II


/s/ Kevin S. Jacobs
Kevin S. Jacobs
Assistant Secretary